                                                             CREDIT   ASSET
                                                             SUISSE   MANAGEMENT

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2002
(Unaudited)

                -  CREDIT SUISSE
                   TAX EFFICIENT FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TAX EFFICIENT FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002
--------------------------------------------------------------------------------

                                                                    May 28, 2002

Dear Shareholder:

     For the six months ended April 30, 2002, the Common Class shares of Credit Suisse Tax Efficient Fund(1) (the "Fund") had a gain of 0.33%, vs. a gain of 2.31% for the S&P 500 Index.(2)

     The U.S. stock market had mixed results in the period, reflecting optimism over the economy countered by a lackluster profit backdrop. There were other restraining factors. The Federal Reserve, which had dramatically lowered interest rates in 2001, seemed poised to begin to raise rates this year. In addition, fears of accounting irregularities spread, intensifying investors' focus on the accounting methods used by even blue chip companies. In general, these two factors hampered stocks early in 2002, stalling the strong equity rally seen in late 2001. For the six months as a whole, value stocks outperformed growth stocks and smaller-cap shares fared better than their large-cap counterparts.

     Against this backdrop, the Fund had only a marginal gain, and lagged its benchmark. Stocks that hampered the Fund's return included specific industrial, technology and financial-services names. On the positive side, the Fund benefited from good stock selection in the health-care area. In addition, while the Fund's telecommunications holdings struggled, they fared somewhat better than the broader universe for telecom names.

     Looking ahead, we are generally optimistic that the economy should remain on a growth track, barring unsettling events such as a surge in energy costs or the outbreak of war in the Middle East or elsewhere. Although the precise path of economic and earnings recovery is unknown, we believe that it is more likely that stocks that suffered most over the past two years -- e.g., technology and telecom names -- could rally the most in any upturn. One factor that could aid technology and telecom in particular is the re-commitment to corporate capital expenditures; corporate purse strings should eventually begin to loosen, in order to fund many projects that have been on hold.

     As for Enron-type accounting issues, we view them as part of the typically difficult atmosphere encountered during the final stages of a recession. Most financial reporting is backward looking and reflects the lower revenues and weaker earnings of the U.S. recession many analysts believe is behind us. Our current opinion is that two points may help investors look ahead. First, the economy usually responds favorably to the monetary and fiscal stimulus now being applied to it. Second, over reasonable intervals corporate earnings are often (though not guaranteed to be) strongly positively correlated with economic activity. For our part, we will continue to focus on well-established companies with solid brand names, looking for stocks we judge to have the best long-term appreciation potential.

Hugh Neuburger
Portfolio Manager

                  SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)

                                                              SINCE            INCEPTION
                                            ONE YEAR        INCEPTION            DATE
                                           ----------      -----------        -----------
Return Before Taxes                          -17.94%         -18.16%           8/1/2000
Return After Taxes on Distributions          -17.94%         -18.59%           8/1/2000
Return After Taxes on Distributions
   and Sale of Funds Shares                  -11.01%         -14.20%           8/1/2000

----------
(1) Name changed from Credit Suisse Warburg Pincus Blue Chip Fund to Credit Suisse Blue Chip Fund effective December 12, 2001. Effective June 3, 2002, the Fund's name was changed to Credit Suisse Tax Efficient Fund. The Fund's investment objective was changed to long-term capital appreciation ON AN AFTER-TAX BASIS. The Fund implemented an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The investment adviser's attempts to manage the Fund in a tax efficient manner may hurt the Fund's performance on a pre-tax basis. Therefore, the Fund may be less attractive to persons who invest in the Fund through tax-advantaged vehicles, such as IRA's or 401(k) plans.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TAX EFFICIENT FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                      NUMBER OF
                                                        SHARES          VALUE
                                                    -------------  -------------
COMMON STOCKS (100.0%)
BANKS (8.6%)
    Bank of New York Company, Inc.                      39,600     $   1,448,964
    Bank One Corp.                                      76,500         3,126,555
    Citigroup, Inc.                                     86,700         3,754,110
    FleetBoston Financial Corp.                         47,500         1,676,750
    J.P. Morgan Chase & Co.                             49,300         1,730,430
                                                                   -------------
                                                                      11,736,809
                                                                   -------------

CHEMICALS (2.2%)
    Air Products & Chemicals, Inc.                      27,300         1,311,765
    Avery-Dennison Corp.                                26,700         1,710,135
                                                                   -------------
                                                                       3,021,900
                                                                   -------------

COMPUTER HARDWARE & BUSINESS MACHINES (1.8%)
    Cisco Systems, Inc.(1)                             167,700         2,456,805
                                                                   -------------

COMPUTER SOFTWARE (7.0%)
    International Business Machines Corp.               27,300         2,286,648
    Microsoft Corp.(1)                                  89,700         4,687,722
    Oracle Corp.(1)                                    115,800         1,162,632
    Siebel Systems, Inc.(1)                             42,700         1,032,913
    VERITAS Software Corp.(1)                           14,300           405,262
                                                                   -------------
                                                                       9,575,177
                                                                   -------------

DEPARTMENT STORES (6.9%)
    Target Corp.                                       103,200         4,504,680
    Wal-Mart Stores, Inc.                               87,300         4,876,578
                                                                   -------------
                                                                       9,381,258
                                                                   -------------

DRUGS (8.0%)
    Amgen, Inc.(1)                                      59,400         3,141,072
    Pfizer, Inc.                                       115,180         4,186,793
    Wyeth Corp.                                         63,300         3,608,100
                                                                   -------------
                                                                      10,935,965
                                                                   -------------

ELECTRONIC EQUIPMENT (4.8%)
    General Dynamics Corp.                              46,700         4,534,103
    Motorola, Inc.                                      60,000           924,000
    Scientific-Atlanta, Inc.                            52,800         1,056,000
                                                                   -------------
                                                                       6,514,103
                                                                   -------------

ENERGY RESERVES & PRODUCTION (3.5%)
    Exxon Mobil Corp.                                  120,700         4,848,519
                                                                   -------------

ENTERTAINMENT (2.0%)
    Walt Disney Co.                                    119,600         2,772,328
                                                                   -------------

                See Accompanying Notes to Financial Statements.

                                                  NUMBER OF
                                                    SHARES          VALUE
                                                 -------------  --------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (8.9%)
    American Express Co.                             52,831     $    2,166,599
    Capital One Financial Corp.                      14,600            874,394
    Freddie Mac                                      28,200          1,842,870
    General Electric Co.                            163,500          5,158,425
    Marsh & McLennan Companies, Inc.                 21,100          2,132,788
                                                                --------------
                                                                    12,175,076
                                                                --------------

FOOD & BEVERAGE (4.7%)
    General Mills, Inc.                              53,000          2,334,650
    PepsiCo, Inc.                                    25,500          1,323,450
    Sysco Corp.                                      93,300          2,706,633
                                                                --------------
                                                                     6,364,733
                                                                --------------

HOME PRODUCTS (4.3%)
    Colgate-Palmolive Co.                            53,800          2,851,938
    Estee Lauder Companies, Inc. Class A             33,700          1,218,255
    Procter & Gamble Co.                             19,400          1,751,044
                                                                --------------
                                                                     5,821,237
                                                                --------------

INDUSTRIAL PARTS (0.9%)
    Tyco International, Ltd.                         67,300          1,241,685
                                                                --------------
INFORMATION SERVICE (3.9%)
    AOL Time Warner, Inc.(1)                         66,050          1,256,271
    Electronic Data Systems Corp.                    22,000          1,193,720
    Omnicom Group, Inc.                              32,200          2,809,128
                                                                --------------
                                                                     5,259,119
                                                                --------------

MEDIA (1.6%)
    Cablevision Systems Corp. Class A(1)             17,600            413,600
    E.W. Scripps Co. Class A                         22,900          1,824,901
                                                                --------------
                                                                     2,238,501
                                                                --------------

MEDICAL PRODUCTS & SUPPLIES (6.1%)
    Baxter International, Inc.                       70,400          4,005,760
    Johnson & Johnson                                68,600          4,380,796
                                                                --------------
                                                                     8,386,556
                                                                --------------

MINING & METALS (1.8%)
    Alcoa, Inc.                                      73,300          2,494,399
                                                                --------------

OIL REFINING (3.7%)
    Chevron Texaco Corp.                             34,215          2,966,783
    Conoco, Inc.                                     75,700          2,123,385
                                                                --------------
                                                                     5,090,168
                                                                --------------

                See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES          VALUE
                                                    -------------  -------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (5.2%)
    American International Group, Inc.                 21,475      $   1,484,352
    Hartford Financial Services, Inc.                  51,400          3,562,020
    St. Paul Company, Inc.                             42,200          2,101,982
                                                                   -------------
                                                                       7,148,354
                                                                   -------------

SECURITIES & ASSET MANAGEMENT (2.1%)
    Lehman Brothers Holdings, Inc.                     48,000          2,832,000
                                                                   -------------

SEMICONDUCTOR (4.8%)
    Analog Devices, Inc.(1)                            23,000            850,080
    Intel Corp.                                        17,000          3,347,370
    Texas Instruments, Inc.                            77,900          2,409,447
                                                                   -------------
                                                                       6,606,897
                                                                   -------------

SPECIALTY RETAIL (2.6%)
    CVS Corp.                                          62,900          2,105,892
    Home Depot, Inc.                                   30,400          1,409,648
                                                                   -------------
                                                                       3,515,540
                                                                   -------------

TELEPHONE (4.3%)
    BellSouth Corp.                                    49,300          1,496,255
    SBC Communications, Inc.                           57,200          1,776,632
    Sprint Corp. (FON Group)                           82,700          1,310,795
    Verizon Communications, Inc.                       31,700          1,271,487
                                                                   -------------
                                                                       5,855,169
                                                                   -------------

WIRELESS TELECOMMUNICATIONS (0.3%)
    Sprint Corp. (PCS Group)(1)                        32,600            365,446
                                                                   -------------

TOTAL COMMON STOCKS (Cost $111,118,760)                              136,637,744
                                                                   -------------

TOTAL INVESTMENTS AT VALUE (100.0%)
(Cost $111,118,760(2))                                               136,637,744

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                              (7,247)
                                                                   -------------

NET ASSETS (100.0%)                                                $ 136,630,497
                                                                   =============

--------------------------------------------------------------------------------
(1)  Non-income producing security.

(2)  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

    Investments at value (Cost $111,118,760)                           $   136,637,744
    Dividend and interest receivable                                           117,163
    Receivable for fund shares sold                                              2,725
    Prepaid expenses and other assets                                           54,994
                                                                       ---------------
      Total Assets                                                         136,812,626
                                                                       ---------------

LIABILITIES

    Advisory fee payable                                                        37,887
    Administrative services fee payable                                         20,729
    Distribution fee payable                                                    53,926
    Other accrued expenses payable                                              69,587
                                                                       ---------------
      Total Liabilities                                                        182,129
                                                                       ---------------

NET ASSETS

    Capital stock, $0.001 par value                                              9,104
    Paid-in capital                                                        121,364,565
    Accumulated undistributed net investment income                              1,235
    Accumulated net realized loss from investments                         (10,263,391)
    Net unrealized appreciation from investments                            25,518,984
                                                                       ---------------
      Net Assets                                                       $   136,630,497
                                                                       ===============

COMMON SHARES

    Net assets                                                         $     1,565,085
    Shares outstanding                                                         103,055
                                                                       ---------------
    Net asset value, offering price and redemption price per share     $         15.19
                                                                       ===============
A SHARES

    Net assets                                                         $    97,507,990
    Shares outstanding                                                       6,412,426
                                                                       ---------------
    Net asset value and redemption price per share                     $         15.21
                                                                       ===============
    Maximum offering price per share
      (net asset value/(1-5.75%))                                      $         16.14
                                                                       ===============
B SHARES

    Net assets                                                         $    33,420,044
    Shares outstanding                                                       2,303,075
                                                                       ---------------
    Net asset value and offering price per share                       $         14.51
                                                                       ===============
C SHARES

    Net assets                                                         $     4,137,378
    Shares outstanding                                                         285,169
                                                                       ---------------
    Net asset value and offering price per share                       $         14.51
                                                                       ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME

    Dividends                                                                 $    1,018,675
    Interest                                                                           4,950
                                                                              --------------
      Total investment income                                                      1,023,625
                                                                              --------------

EXPENSES

    Investment advisory fees                                                         530,802
    Administrative services fees                                                     143,568
    Shareholder servicing/Distribution fees                                          338,915
    Transfer agent fees                                                               78,240
    Printing fees                                                                     42,871
    Registration fees                                                                 31,922
    Legal fees                                                                        25,574
    Insurance expense                                                                  8,848
    Custodian fees                                                                     8,569
    Audit fees                                                                         8,281
    Trustees fees                                                                      2,737
    Interest expense                                                                     789
    Miscellaneous expense                                                              4,180
                                                                              --------------
      Total expenses                                                               1,225,296
    Less: fees waived                                                               (202,906)
                                                                              --------------
      Net expenses                                                                 1,022,390
                                                                              --------------
        Net investment income                                                          1,235
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

    Net realized loss from investments                                            (8,827,407)
    Net change in unrealized appreciation (depreciation) from investments         10,439,710
                                                                              --------------
    Net realized and unrealized gain from investments                              1,612,303
                                                                              --------------
    Net increase in net assets resulting from operations                      $    1,613,538
                                                                              ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE SIX MONTHS
                                                                             ENDED           FOR THE YEAR
                                                                        APRIL 30, 2002           ENDED
                                                                          (UNAUDITED)      OCTOBER 31, 2001
                                                                        --------------      --------------
FROM OPERATIONS

  Net investment income (loss)                                          $        1,235      $     (219,659)
  Net loss on investments                                                   (8,827,407)         (1,435,984)
  Net change in unrealized appreciation (depreciation)
    from investments                                                        10,439,710         (70,206,724)
                                                                        --------------      --------------
    Net increase (decrease) in net assets resulting from operations          1,613,538         (71,862,367)
                                                                        --------------      --------------

FROM DISTRIBUTIONS

  Distributions from net realized gains
    Common Class shares                                                             --             (45,256)
    Class A shares                                                                  --          (6,746,718)
    Class B shares                                                                  --          (2,198,411)
    Class C shares                                                                  --            (193,467)
    Class D shares                                                                  --            (979,745)
                                                                        --------------      --------------
    Net decrease in net assets from distributions                                   --         (10,163,597)
                                                                        --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                               6,424,359          47,862,404
  Reinvestment of distributions                                                     --           9,175,334
  Net asset value of shares redeemed                                       (35,113,850)        (49,927,330)
                                                                        --------------      --------------

    Net increase (decrease) in net assets from capital
      share transactions                                                   (28,689,491)          7,110,408
                                                                        --------------      --------------
  Net decrease in net assets                                               (27,075,953)        (74,915,556)
NET ASSETS

  Beginning of period                                                      163,706,450         238,622,006
                                                                        --------------      --------------

  End of period                                                         $  136,630,497      $  163,706,450
                                                                        ==============      ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                         $        1,235      $           --
                                                                        ==============      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                     FOR THE SIX
                                                                     MONTHS ENDED           FOR THE YEAR ENDED OCTOBER 31,
                                                                    APRIL 30, 2002       -----------------------------------
                                                                     (UNAUDITED)              2001               2000(1)
                                                                    ------------         ------------         ------------
PER SHARE DATA

  Net asset value, beginning of period                              $      15.14         $      22.55         $      22.55
                                                                    ------------         ------------         ------------
INVESTMENT OPERATIONS

  Net investment income (loss)                                              0.01                 0.01(2)             (0.02)(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                          0.04                (6.47)                0.02
                                                                    ------------         ------------         ------------
      Total from investment operations                                      0.05                (6.46)                  --
                                                                    ------------         ------------         ------------
LESS DISTRIBUTIONS

  Distributions from net realized gains                                       --                (0.95)                  --
                                                                    ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                                      $      15.19         $      15.14         $      22.55
                                                                    ============         ============         ============

      Total return                                                          0.33%(3)           (29.66)%               0.00%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                          $      1,565         $      1,395         $      1,002
    Ratio of expenses to average net assets                                 1.09%(4)             1.10%                0.27%(4)
    Ratio of net investment income (loss) to average net assets             0.15%(4)             0.05%               (0.11)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                  0.25%(4)             0.14%                 --%
  Portfolio turnover rate                                                     12%                  17%                  26%

--------------------------------------------------------------------------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average share outstanding method.
(3)  Non-annualized.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TAX EFFICIENT FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Tax Efficient Fund, formerly the Credit Suisse Blue Chip Fund (the "Fund"), a portfolio of the Credit Suisse Capital Funds, a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation.

     Effective June 3, 2002, the Fund changed its legal name from Credit Suisse Blue Chip Fund to Credit Suisse Tax Efficient Fund and changed it's investment objective to a long-term capital appreciation on an AFTER-TAX BASIS.

     The Fund offers Class A, Class B, Class C, and Common Class shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders as of the close of business December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, the Class D shares closed. Common Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for Class A, Class B and Class C shares are contained in a separate book.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identfication method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund based on the following fee structure:

            AVERAGE DAILY NET ASSETS                                ANNUAL RATE
            ------------------------                    --------------------------------
              First $100 million                        .75% of average daily net assets
              Over $100 million                         .50% of average daily net assets

     For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $530,802 and $202,906, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Fund. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $81,366.

     For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

            AVERAGE DAILY NET ASSETS                                ANNUAL RATE
            ------------------------                    --------------------------------
               First $500 million                       .075% of average daily net assets
               Next $1 billion                          .065% of average daily net assets
               Over $1.5 billion                        .055% of average daily net assets

     For the six months ended April 30, 2002, the administrative service fees earned by PFPC (including out-of-pocket expenses) were $62,202.

     At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common and Class A shares. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of Class B and Class C shares of the Fund. For the six months ended April 30, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                           SHAREHOLDER SERVICING/
         FUND                                                 DISTRIBUTION FEE
         ------------                                         ----------------
         Common Class                                            $  2,093
         Class A                                                  133,024
         Class B                                                  181,936
         Class C                                                   21,862

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $2,036 which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $17,648 from commissions earned on the sales of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $24,416 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had no borrowings under the Prior Credit Facility.

     Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $18,855,585 and $28,694,998, respectively.

     At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (based on cost for federal income tax purposes) were $36,364,012, $10,845,028 and $25,518,984, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class of the Fund were as follows:

                                                                        COMMON CLASS
                                                -----------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  APRIL 30, 2002 (UNAUDITED)        OCTOBER 31, 2001
                                                -----------------------------------------------------------
                                                   SHARES          VALUE         SHARES            VALUE
                                                ------------   ------------   ------------     ------------
Shares sold                                          28,530    $    465,264        101,032     $ 1,850,217
Shares redeemed                                     (17,570)       (285,060)       (53,369)       (945,022)
                                                ------------   ------------   ------------     ------------
Net increase                                         10,960    $    180,204         47,663     $   905,195
                                                ============   ============   ============     ============

                                                                            CLASS A
                                                -----------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  APRIL 30, 2002 (UNAUDITED)        OCTOBER 31, 2001
                                                -----------------------------------------------------------
                                                   SHARES          VALUE         SHARES            VALUE
                                                ------------   ------------   ------------     ------------
Shares sold                                          104,272   $  1,700,440      1,330,395     $ 25,120,402
Shares issued in reinvestment
  of distributions                                        --             --        294,847        5,926,737
Shares redeemed                                     (479,993)    (7,789,679)    (1,933,690)     (35,349,700)
                                                ------------   ------------   ------------     ------------
Net decrease                                        (375,721)  $ (6,089,239)      (308,448)    $ (4,302,561)
                                                ============   ============   ============     ============

                                                                           CLASS B
                                                -----------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  APRIL 30, 2002 (UNAUDITED)        OCTOBER 31, 2001
                                                -----------------------------------------------------------
                                                   SHARES          VALUE         SHARES            VALUE
                                                ------------   ------------   ------------     ------------
Shares sold                                           92,505   $  1,447,529        424,643     $  7,657,841
Shares issued in reinvestment
  of distributions                                        --             --        107,733        2,090,013
Shares redeemed                                     (217,641)    (3,378,171)      (409,177)      (6,955,498)
                                                ------------   ------------   ------------     ------------
Net increase (decrease)                             (125,136)  $ (1,930,642)       123,199     $  2,792,356
                                                ============   ============   ============     ============

                                                                           CLASS C
                                                -----------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  APRIL 30, 2002 (UNAUDITED)        OCTOBER 31, 2001
                                                -----------------------------------------------------------
                                                   SHARES          VALUE         SHARES            VALUE
                                                ------------   ------------   ------------     ------------
Shares sold                                           71,749   $  1,122,214        149,314     $  2,610,492
Shares issued in reinvestment
  of distributions                                        --             --          9,218          178,839
Shares redeemed                                      (77,195)    (1,198,978)       (70,397)      (1,156,811)
                                                ------------   ------------   ------------     ------------
Net increase (decrease)                               (5,446)  $    (76,764)        88,135     $  1,632,520
                                                ============   ============   ============     ============

                                                                           CLASS D
                                                -----------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                                  APRIL 30, 2002 (UNAUDITED)        OCTOBER 31, 2001
                                                -----------------------------------------------------------
                                                   SHARES          VALUE         SHARES            VALUE
                                                ------------   ------------   ------------     ------------
Shares sold                                          103,477   $  1,688,912        529,136     $ 10,623,453
Shares issued in reinvestment
  of distributions                                        --             --         48,574          979,745
Shares redeemed                                   (1,407,894)   (22,461,962)      (292,116)      (5,520,300)
                                                ------------   ------------   ------------     ------------
Net increase (decrease)                           (1,304,417)  $(20,773,050)       285,594     $  6,082,898
                                                ============   ============   ============     ============

CREDIT SUISSE TAX EFFICIENT FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

     At a special meeting of shareholders held on May 3, 2002, the following proposal was submitted for the vote of shareholders of the Fund. The proposal and voting results were:

     To approve a change to the Fund's current investment objective to long-term capital appreciation on an after-tax basis:

                                                             % OF TOTAL            % OF TOTAL
                                         SHARES          SHARES OUTSTANDING        SHARES VOTED
                                        ---------        ------------------        ------------
                For                     4,460,884              48.17%                 87.47%
                Against                   489,452               5.29%                  9.59%
                Abstain                   149,741               1.62%                  2.94%

P.O. BOX 9030, BOSTON, MA 02205-9030                          CREDIT  ASSET
800-927-2874 - www.CreditSuisseFunds.com                      SUISSE  MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPBLC-3-0402